GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of General and administrative expenses

	Years ended October 31,
	2023	2022	2021
	$	$	$
Office, banking, travel, and overheads	1,960,696	1,929,385	1,158,975
Professional services	585,342	456,532	767,050
Salaries and benefits	3,919,839	3,466,319	2,057,225
Total	6,465,877	5,852,236	3,983,250